SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 755,083
2027	3,020,330
2028	3,020,330
2029	3,020,330
2030	3,020,330
2031	1,510,166
Total Intangible Asset Amortization	$ 14,346,569